Acquisitions (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 23, 2014	Sep. 02, 2013
Business Acquisition [Line Items]
Goodwill	$ 36,116	$ 28,322	$ 0
Chesapeake crude oil trucking assets [Member]
Business Acquisition [Line Items]
Property, plant and equipment				19,092
Customer contract intangible acquired				17,010
Goodwill				7,892
Total assets acquired				43,994
Barcas Field Services, LLC [Member]
Business Acquisition [Line Items]
Property, plant and equipment					13,865
Customer contract intangible acquired					6,880
Goodwill					28,224
Total assets acquired					$ 48,969